SCHEDULE OF EMPLOYEE STOCK PURCHASE PLAN (Details) - $ / shares	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 28, 2024	Jul. 01, 2025	Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common stock available for ESPP	214,560					350,000	252,120
Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common stock purchased	21,248	26,312	29,350	20,987	37,543
Common stock purchased price per share	$ 0.91	$ 1.39	$ 1.46	$ 2.58	$ 2.80